Unaudited Quarterly Results Textural (Details) - USD ($)	3 Months Ended					12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Loss / write down on assets held for sale	$ 12,433,000	$ 261,793,000	$ 324,000	$ 119,604,000	$ 31,752,000	$ 11,433,000	$ 397,472,000	$ 55,487,000